Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 208,544	£ 180,365	£ 189,686
Cash collateral and settlement balances	124,519	113,987
Debt securities at amortised cost	55,153	50,227
Loans and advances at amortised cost to banks and customers	150,786	144,827
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Assets included in disposal group classified as held for sale	5,932	9,854
Other financial assets	624	665
Total financial assets	1,232,975	1,204,773
Other assets	12,498	13,751
Total assets	1,245,473	1,218,524	1,185,200
Liabilities
Deposits at amortised cost from bank and customers	344,751	319,376
Cash collateral and settlement balances	116,811	104,627
Repurchase agreements and other similar secured borrowing	18,651	29,397
Debt securities in issue	57,229	35,803
Subordinated liabilities	45,239	41,875	35,903
Trading portfolio liabilities	56,829	56,182
Financial liabilities designated at fair value	293,527	279,777
Derivative financial instruments	240,757	279,331
Liabilities included in disposal group classified as held for sale	0	3,726
Other financial liabilities	4,898	4,868
Total financial liabilities	1,178,692	1,154,962
Other liabilities	4,468	4,342
Total liabilities	1,183,160	1,159,304	£ 1,124,700
Not more than one month
Assets
Cash and balances at central banks	208,544	180,365
Cash collateral and settlement balances	81,419	76,805
Debt securities at amortised cost	390	233
Loans and advances at amortised cost to banks and customers	21,922	22,523
Reverse repurchase agreements and other similar secured lending	10,866	299
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	145,326	152,022
Derivative financial instruments	250,286	291,580
Financial assets at fair value through other comprehensive income	1,357	1,421
Assets included in disposal group classified as held for sale	0	0
Other financial assets	379	499
Total financial assets	910,232	891,991
Liabilities
Deposits at amortised cost from bank and customers	255,232	240,546
Cash collateral and settlement balances	84,062	75,019
Repurchase agreements and other similar secured borrowing	8,790	18,522
Debt securities in issue	2,387	2,912
Subordinated liabilities	1,356	0
Trading portfolio liabilities	56,829	56,182
Financial liabilities designated at fair value	161,887	156,917
Derivative financial instruments	240,179	278,657
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	4,283	4,333
Total financial liabilities	815,005	833,088
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	43,100	37,182
Debt securities at amortised cost	5,136	352
Loans and advances at amortised cost to banks and customers	5,264	5,207
Reverse repurchase agreements and other similar secured lending	338	37
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	13,635	11,628
Derivative financial instruments	144	19
Financial assets at fair value through other comprehensive income	1,303	1,002
Assets included in disposal group classified as held for sale	0	3,710
Other financial assets	41	22
Total financial assets	68,961	59,159
Liabilities
Deposits at amortised cost from bank and customers	35,395	33,576
Cash collateral and settlement balances	32,749	29,608
Repurchase agreements and other similar secured borrowing	4,507	1,823
Debt securities in issue	10,732	15,264
Subordinated liabilities	0	818
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	30,221	23,502
Derivative financial instruments	22	27
Liabilities included in disposal group classified as held for sale	0	3,726
Other financial liabilities	3	4
Total financial liabilities	113,629	108,348
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	1,776	1,710
Loans and advances at amortised cost to banks and customers	6,166	7,067
Reverse repurchase agreements and other similar secured lending	520	292
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,503	4,467
Derivative financial instruments	201	333
Financial assets at fair value through other comprehensive income	133	110
Assets included in disposal group classified as held for sale	5,932	0
Other financial assets	198	126
Total financial assets	19,429	14,105
Liabilities
Deposits at amortised cost from bank and customers	31,417	27,124
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	321	84
Debt securities in issue	22,206	5,859
Subordinated liabilities	1,015	75
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	16,489	16,742
Derivative financial instruments	53	18
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	9	9
Total financial liabilities	71,510	49,911
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	2,845	1,194
Loans and advances at amortised cost to banks and customers	17,893	16,544
Reverse repurchase agreements and other similar secured lending	406	110
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,130	4,471
Derivative financial instruments	227	0
Financial assets at fair value through other comprehensive income	277	233
Assets included in disposal group classified as held for sale	0	0
Other financial assets	1	17
Total financial assets	25,779	22,569
Liabilities
Deposits at amortised cost from bank and customers	18,639	12,752
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	626	3,931
Debt securities in issue	13,052	3,469
Subordinated liabilities	400	80
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,172	15,331
Derivative financial instruments	13	0
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	19	19
Total financial liabilities	46,921	35,582
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	15,124	15,393
Loans and advances at amortised cost to banks and customers	47,981	45,701
Reverse repurchase agreements and other similar secured lending	1,971	1,675
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	10,756	10,082
Derivative financial instruments	959	268
Financial assets at fair value through other comprehensive income	3,527	5,747
Assets included in disposal group classified as held for sale	0	6,144
Other financial assets	5	1
Total financial assets	80,323	85,011
Liabilities
Deposits at amortised cost from bank and customers	3,204	3,481
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	4,407	3,702
Debt securities in issue	2,063	713
Subordinated liabilities	12,266	11,431
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	31,398	28,332
Derivative financial instruments	206	185
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	76	71
Total financial liabilities	53,620	47,915
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	13,303	11,921
Loans and advances at amortised cost to banks and customers	26,901	22,641
Reverse repurchase agreements and other similar secured lending	2,816	980
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,639	6,099
Derivative financial instruments	302	23
Financial assets at fair value through other comprehensive income	11,748	12,147
Assets included in disposal group classified as held for sale	0	0
Other financial assets	0	0
Total financial assets	58,709	53,811
Liabilities
Deposits at amortised cost from bank and customers	543	1,296
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	1,335
Debt securities in issue	2,263	2,164
Subordinated liabilities	8,265	6,444
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,691	19,087
Derivative financial instruments	83	255
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	55	40
Total financial liabilities	30,900	30,621
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	16,579	19,424
Loans and advances at amortised cost to banks and customers	24,659	25,144
Reverse repurchase agreements and other similar secured lending	745	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,013	3,076
Derivative financial instruments	73	133
Financial assets at fair value through other comprehensive income	24,473	30,350
Assets included in disposal group classified as held for sale	0	0
Other financial assets	0	0
Total financial assets	69,542	78,127
Liabilities
Deposits at amortised cost from bank and customers	321	601
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	4,526	5,422
Subordinated liabilities	21,937	23,027
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,669	19,866
Derivative financial instruments	201	189
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	453	392
Total financial liabilities	£ 47,107	£ 49,497